Financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 332	£ 474		£ 389
Fair value of gross borrowings	£ 15,277			16,785
Business combinations
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	10 years
Business combinations | Contingent consideration | Undiscounted amount
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 380
Aviation Gin and Davos Brands
Disclosure of detailed information about financial instruments [line items]
Contingent consideration payment period	10 years
Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	£ 481	386		416
Increase in financial assets	6	10
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	333	221		249	£ 227
Level 3 | Casamigos Acquisition | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	80	£ 150
Level 3 | Aviation Gin and Davos Brands | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Contingent consideration included in other financial liabilities	172
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Fair value of gross borrowings	£ 16,751			18,175
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Equity stake held by external party	50.00%
Industrias Licoreras de Guatemala | Option exercised two years later
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liability			£ 12
Industrias Licoreras de Guatemala | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liability including put option	£ 148			£ 167